Risk management - ING Group long-term debt maturity profile by currency (Details) - EUR (€) € in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [table]
Long-term debt maturity profile	€ 78	€ 77
2021 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	11	13
2022 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	9	12
2023 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	3	9
2024 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	6	3
2025 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	7	4
2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	5	8
Beyond 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	38	29
Euro Member Countries, Euro [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	52	53
Euro Member Countries, Euro [member] | 2021 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	7	8
Euro Member Countries, Euro [member] | 2022 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	5	7
Euro Member Countries, Euro [member] | 2023 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	1	5
Euro Member Countries, Euro [member] | 2024 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	5	1
Euro Member Countries, Euro [member] | 2025 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	3	4
Euro Member Countries, Euro [member] | 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	2	5
Euro Member Countries, Euro [member] | Beyond 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	29	23
US Dollar [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	18	16
US Dollar [member] | 2021 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	4	2
US Dollar [member] | 2022 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	3	3
US Dollar [member] | 2023 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	1	2
US Dollar [member] | 2024 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile		1
US Dollar [member] | 2025 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	2
US Dollar [member] | 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	3	2
US Dollar [member] | Beyond 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	5	5
Other Currency [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	8	8
Other Currency [member] | 2021 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile		2
Other Currency [member] | 2022 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	1	1
Other Currency [member] | 2023 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	1	1
Other Currency [member] | 2024 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile		1
Other Currency [member] | 2025 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	2
Other Currency [member] | 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile		1
Other Currency [member] | Beyond 2026 [member]
Disclosure of financial liabilities [table]
Long-term debt maturity profile	€ 3	€ 1